Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 1,364,520	$ 836,110
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,337,598	795,566
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	25,617	37,906
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	1,148	2,396
£
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	110	212
Others
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 47	$ 30